DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Interest Rate Risk Effective and Repricing Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 30,277	$ 23,564	$ 77,109	$ 101,953
Short-term investments		34,043
Finance lease receivable	835	1,185
Licence payments	(1,207)	(1,112)
Finance lease payable	(962)	(886)
Exchangeable notes	(81,382)	(92,955)	$ (92,232)
Total interest earning financial and interest bearing financial liabilities	$ (52,439)	$ (36,161)
Cash and cash equivalents [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	1.80%	1.40%
Short-term investments [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate		1.40%
Finance lease receivable [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.00%	4.00%
Licence payments [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	3.00%	3.00%
Finance lease payable [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.80%	4.60%
Exchangeable note [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Effective interest rate	4.80%	4.80%
6 mths or less [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents	$ 30,277	$ 23,564
Short-term investments
Finance lease receivable	191	267
Licence payments	(1,207)	(1,112)
Finance lease payable	(217)	(176)
Exchangeable notes
Total interest earning financial and interest bearing financial liabilities	29,044	22,543
6 mths - 12 mths [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short-term investments		34,043
Finance lease receivable	168	233
Licence payments
Finance lease payable	(219)	(178)
Exchangeable notes
Total interest earning financial and interest bearing financial liabilities	(51)	34,098
1-2 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short-term investments
Finance lease receivable	238	333
Licence payments
Finance lease payable	(252)	(364)
Exchangeable notes
Total interest earning financial and interest bearing financial liabilities	(14)	(31)
2-5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short-term investments
Finance lease receivable	238	352
Licence payments
Finance lease payable	(274)	(168)
Exchangeable notes
Total interest earning financial and interest bearing financial liabilities	(36)	184
>5 years [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Cash and cash equivalents
Short-term investments
Finance lease receivable
Deferred consideration
Licence payments
Finance lease payable
Exchangeable notes	(81,382)	(92,955)
Total interest earning financial and interest bearing financial liabilities	$ (81,382)	$ (92,955)